ACCOUNTS PAYABLE AND ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 8. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of:

	March 31, 2020	December 31, 2019
Accounts payable	$539,260	$737,850
Accrued officers compensation	837,800	813,050
Accrued royalties	311,006	295,042
Other	10,426	6,621
Total	$1,698,492	$1,852,563

Accounts payable and accrued expenses consist of:

	December 31, 2019	December 31, 2018
Accounts payable	$737,850	$175,405
Accrued officers compensation	813,050	811,250
Accrued royalties	295,042	174,985
Other	6,621	149,835
Total	$1,852,563	$1,311,475